Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Pension Expected Future Benefit Payments [Line Items]
2013	$ 145
2014	160
2015	238
2016	175
2017	227
2018 and thereafter	$ 1,610